SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jun. 30, 2021
Intellectual Property - Licences
Statement [Line Items]
Rate	25 years
Brand Name
Statement [Line Items]
Rate	Indefinite
Equipment
Statement [Line Items]
Rate	5 years
Furnitures and Fixtures
Statement [Line Items]
Rate	5 years
Leasehold Improvements
Statement [Line Items]
Rate	Over the lease term
Computer Equipment
Statement [Line Items]
Rate	2 years